Basis of presentation and accounting policies (Details)					1 Months Ended		12 Months Ended
		Dec. 30, 2022	Dec. 16, 2021	Dec. 15, 2021	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary		80.00%
Abafor S.A
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
ACI Airport Sudamerica S.A.U.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
ACI Airports Italia S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
America International Airports LLC
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
Anabe ITG S.L.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							1.00%	1.00%
Barnsley ITG S.L
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							99.98%
Cargo & Logistics S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							82.89%	82.89%	82.10%
Cedicor S.A
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary			96.18%	95.80%			100.00%	100.00%	100.00%
Cerealsur S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
Corporacion Aeroportuaria S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							99.98%	99.98%	99.98%
Corporacion Africa Airports Nigeria Limited ("CAAN")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							51.00%
Corporacion America Italia S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							75.00%	75.00%	75.00%
Corporacion America S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary					97.22%	96.18%	97.22%	97.22%	96.18%
Corporacion America Sudamericana S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							96.53%	96.53%	95.50%
DICASA Spain S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
Inframerica Participacoes S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							99.98%	99.98%	99.97%
Yokelet S.L.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
Abuja Airport Concession Company (AACC)
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]						51.00%
ACI do Brasil S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[2]						99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]						94.79%	94.79%	93.78%
Aeropuerto de Bahia Blanca S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]						82.64%	82.64%	81.75%
Aeropuertos Argentina 2000 S.A.("AA2000")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3],[4]						82.69%	82.69%	81.91%
Aeropuertos del Neuquen S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]						75.54%	75.54%	74.73%
Armenia International Airports CJSC
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
CAAirports International Services S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]						77.77%	77.77%	76.95%
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[5]						50.99%	50.99%	50.99%
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[2]							99.98%	99.98%
Kano Airport Concession Company Limited (KACC)
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[1]						51.00%
Paoletti America S.A
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3],[6]						41.35%	41.35%	40.95%
Puerta del Sur S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
Servicios y Tecnologia Aeroportuaria S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]						82.79%	82.79%	82.01%
Sinatus S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[7]						100.00%
TCU S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[8]						49.99%	49.99%	49.99%
Texelrio S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]						57.88%	57.88%	57.34%
Toscana Aeroporti S.p.a.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[9],[10]						46.71%	46.71%	46.71%
Villalonga Furlong S.A.
Basis of presentation and accounting policies
Proportion of ownership interest in subsidiary	[3]						82.90%	82.90%	82.12%

[1]	Operating company part of the structure related to the future Nigerian’s concessions (Note 26.b).
[2]	In December 2023, ACIB incorporated ICASGA (Note 1.2.1).
[3]	In December, 2021, and December 2022 Cedicor S.A.’s contributions in Corporación América S.A. were capitalized increasing its participation from 95.80% to 96.18% in 2021 and from 96.18% to 97.22% in 2022, indirectly modifying the participation in the operating subsidiaries.
[4]	Includes a 9.35% direct interest of Cedicor S.A. in AA2000.
[5]	During 2022 CAAP made contributions in Inframérica Participaçoes S.A.
[6]	The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[7]	Subsidiary incorporated under Abafor S.A.
[8]	The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[9]	The Group TA has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l. and Toscana Aeroporti Construzioni S.r.l. Additionally, the Group TA had control over Toscana Aeroporti Handling S.r.l. until December 30, 2022, when sold an 80% of its participation.
[10]	The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of TA, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.